SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

The Company is an international ship-owning and chartering company with a diverse asset base spanning maritime, shipping, and offshore sectors. The Company operates as a single reportable segment, primarily generating revenue from long-term, fixed-rate charters. Additional revenue sources include sales-type lease interest income, voyage charter and pool revenues, and drilling contract revenues.

As a maritime infrastructure investment-focused entity, the Company's vessel and offshore operations segment derives revenue from chartering vessels under time charter contracts. The accounting policies for this segment align with the Company's overall accounting policies, as detailed in Note 2: Accounting Policies.

The Company’s Board of Directors (the “Board”) is the Chief Operating Decision Maker ("CODM") and is responsible for decisions regarding resource allocation and performance assessment. The Board, which includes the Chief Executive Officer ("CEO"), collectively evaluates performance and makes strategic decisions related to capital investment in asset acquisitions and disposals, financing, long-term charter agreements, key management hiring and other significant business matters.

The Company focuses on acquiring maritime infrastructure assets that can be fixed on long-term charters, ensuring predictable cash flows. Key investment considerations include the financial strength of counterparties, availability of reasonable financing, market conditions and expected return on investment. The Company does not allocate resources based on asset class or market category. Instead, investment decisions are made based on expected shareholder returns, and there is no predefined budget or exposure limit for specific asset classes. The CODM does not review operating results by market category or asset type when making resource allocation or performance assessment decisions. Resource allocation decisions are based on forward-looking contract opportunities aligned with the Company’s strategy of securing long-term, predictable cash flows.

The CODM assesses performance based on the Company’s overall risk-adjusted return for shareholders, primarily utilizing consolidated net income as reported in the Consolidated Statements of Operations. The measure of segment assets is reported as total consolidated assets in the Consolidated Balance Sheet.

Furthermore, given the Company's operations in international waters and across multiple trade routes, revenues and earnings from transporting international cargo cannot be meaningfully attributed to specific geographic areas. As such, the Company has determined that it operates within one single reportable segment.

The Company has not identified any additional significant expense categories beyond those already presented in the Consolidated Statements of Operations.
Major customers as of December 31, 2025 include:

•15 container vessels on time charters to Maersk accounted for 26% of our consolidated operating revenues (December 31, 2024: 23%, 14 container vessels).

•Four car carriers on time charter to Volkswagen accounted for 9% of our consolidated operating revenues (December 31, 2024: 8%, four car carriers).

•Seven tanker vessels on time charter to Trafigura accounted for 8% of our consolidated operating revenues (December 31, 2024: 7%, seven tanker vessels).

•Six container vessels on time charter to Hapag Lloyd accounted for 15% of our consolidated operating revenues (December 31, 2024: 6%, six container vessels).
•One jack-up drilling rig on drilling contract revenue with ConocoPhillips accounted for 13% of our consolidated operating revenues (December 31, 2024: 7%, one jack-up drilling rig).